FUNDS FROM SECURITIES ISSUED	12 Months Ended
Dec. 31, 2023
Funds From Securities Issued
FUNDS FROM SECURITIES ISSUED

19)	FUNDS FROM SECURITIES ISSUED

a)	Composition by type of security issued and location

	R$ thousands
	On December 31, 2023	On December 31, 2022
Instruments Issued – Brazil:
Real estate credit notes	52,115,729	51,258,545
Agribusiness notes	40,062,692	31,176,213
Financial bills	105,426,827	93,772,038
Letters property guaranteed	36,144,798	30,290,640
Subtotal	233,750,046	206,497,436
Securities – Overseas:
Euronotes	3,442,593	3,934,384
Securities issued through securitization – (item (b))	3,925,938	8,456,444
Subtotal	7,368,531	12,390,828
Structured Operations Certificates	3,847,681	3,369,064
Total	244,966,258	222,257,328

b)	Securities issued through securitization

Since 2003, Bradesco uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is named International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Company is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)	Changes in securities issued

	R$ thousands
	2023	2022
Opening balances on January 1	222,257,328	166,228,542
Issuance	105,259,934	101,692,599
Interest accrued	25,707,778	21,101,371
Settlement and interest payments	(108,774,110)	(64,795,895)
Exchange variation and others	515,328	(1,969,289)
Closing balance on December 31	244,966,258	222,257,328